UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., California Bond Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

             USAA CALIFORNIA
                     BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        24

   Financial Statements                                                     25

   Notes to Financial Statements                                            28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S

                                           SKILLED PROFESSIONALS MANAGING

                                                    YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception -- an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

----------------------------------------------------------------------------------------------------
                                                                 9/30/03                3/31/03
----------------------------------------------------------------------------------------------------
Net Assets                                                   $673.0 Million          $700.7 Million
Net Asset Value Per Share                                        $11.18                  $11.25
Tax-Exempt Dividends Per Share Last 12 Months                    $0.497                  $0.507
Capital Gain Distributions Per Share Last 12 Months              $0.043                     -

----------------------------------------------------------------------------------------------------
                                                                 9/30/03                3/31/03
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                      17.3 Years             18.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03
----------------------------------------------------------------------------------------------------
3/31/03 TO 9/30/03                                                      30-DAY SEC YIELD
     1.97%**                                                                   3.70%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
   MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             5.67%         =          5.46%          +         0.21%
5 YEARS              4.65%         =          5.08%          +        -0.43%
1 YEAR               2.64%         =          4.45%          +        -1.81%


ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                     [CHART OF % RETURN]


--------------------------
       TOTAL RETURN
--------------------------

09/30/1994         -5.14%
09/30/1995         11.24%
09/30/1996          8.34%
09/30/1997          9.85%
09/30/1998         10.15%
09/30/1999         -3.00%
09/30/2000          6.37%
09/30/2001          9.79%
09/30/2002          7.91%
09/30/2003          2.64%


--------------------------
     DIVIDEND RETURN
--------------------------

09/30/1994          5.07%
09/30/1995          6.47%
09/30/1996          6.02%
09/30/1997          5.97%
09/30/1998          5.69%
09/30/1999          4.93%
09/30/2000          5.71%
09/30/2001          5.37%
09/30/2002          4.94%
09/30/2003          4.45%


--------------------------
  CHANGE IN SHARE PRICE
--------------------------

09/30/1994         -10.21
09/30/1995           4.77
09/30/1996           2.32
09/30/1997           3.88
09/30/1998           4.46
09/30/1999          -7.93
09/30/2000           0.66
09/30/2001           4.42
09/30/2002           2.97
09/30/2003          -1.81


                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS
                 AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS
                 THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]


                  USAA CALIFORNIA     LIPPER CALIFORNIA MUNICIPAL
                     BOND FUND             DEBT FUNDS AVERAGE
                  ---------------     ---------------------------

9/30/1994              5.87%                    5.78%
9/30/1995              5.80                     5.40
9/30/1996              5.71                     5.14
9/30/1997              5.48                     4.89
9/30/1998              5.18                     4.54
9/30/1999              5.50                     4.70
9/30/2000              5.39                     4.68
9/30/2001              4.98                     4.39
9/30/2002              4.51                     4.16
9/30/2003              4.42                     4.10

                           [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS MUNICIPAL     USAA CALIFORNIA     LIPPER CALIFORNIA MUNICIPAL     LIPPER CALIFORNIA MUNICIPAL
                    BOND INDEX                 BOND FUND            DEBT FUNDS AVERAGE                DEBT FUNDS INDEX
              -------------------------     ---------------     ---------------------------     ---------------------------
Sep-93                $10,000                   $10,000                 $10,000                            $10,000
Oct-93                 10,019                    10,032                  10,016                             10,015
Nov-93                  9,931                     9,897                   9,904                              9,898
Dec-93                 10,140                    10,087                  10,097                             10,093
Jan-94                 10,256                    10,233                  10,209                             10,208
Feb-94                  9,991                     9,945                   9,968                              9,956
Mar-94                  9,584                     9,375                   9,525                              9,507
Apr-94                  9,665                     9,446                   9,536                              9,520
May-94                  9,749                     9,531                   9,624                              9,607
Jun-94                  9,689                     9,425                   9,561                              9,541
Jul-94                  9,867                     9,610                   9,744                              9,727
Aug-94                  9,901                     9,669                   9,768                              9,754
Sep-94                  9,756                     9,486                   9,613                              9,598
Oct-94                  9,583                     9,245                   9,418                              9,408
Nov-94                  9,409                     9,022                   9,210                              9,200
Dec-94                  9,616                     9,147                   9,371                              9,365
Jan-95                  9,891                     9,578                   9,694                              9,690
Feb-95                 10,179                     9,952                  10,014                             10,002
Mar-95                 10,296                    10,021                  10,110                             10,095
Apr-95                 10,308                    10,047                  10,111                             10,096
May-95                 10,637                    10,410                  10,461                             10,441
Jun-95                 10,544                    10,270                  10,295                             10,278
Jul-95                 10,644                    10,330                  10,354                             10,336
Aug-95                 10,779                    10,442                  10,473                             10,454
Sep-95                 10,847                    10,553                  10,547                             10,532
Oct-95                 11,005                    10,759                  10,743                             10,723
Nov-95                 11,187                    10,995                  10,975                             10,947
Dec-95                 11,295                    11,146                  11,120                             11,088
Jan-96                 11,380                    11,201                  11,161                             11,128
Feb-96                 11,303                    11,129                  11,075                             11,046
Mar-96                 11,159                    10,958                  10,884                             10,852
Apr-96                 11,127                    10,962                  10,843                             10,814
May-96                 11,123                    10,972                  10,859                             10,827
Jun-96                 11,244                    11,128                  10,985                             10,948
Jul-96                 11,346                    11,228                  11,106                             11,071
Aug-96                 11,343                    11,248                  11,104                             11,073
Sep-96                 11,502                    11,433                  11,277                             11,243
Oct-96                 11,632                    11,584                  11,404                             11,367
Nov-96                 11,845                    11,789                  11,626                             11,586
Dec-96                 11,795                    11,747                  11,568                             11,528
Jan-97                 11,817                    11,737                  11,549                             11,514
Feb-97                 11,926                    11,869                  11,653                             11,619
Mar-97                 11,767                    11,682                  11,490                             11,459
Apr-97                 11,865                    11,782                  11,596                             11,563
May-97                 12,044                    11,982                  11,776                             11,740
Jun-97                 12,172                    12,118                  11,898                             11,865
Jul-97                 12,509                    12,468                  12,276                             12,231
Aug-97                 12,392                    12,385                  12,135                             12,099
Sep-97                 12,539                    12,559                  12,298                             12,263
Oct-97                 12,620                    12,650                  12,370                             12,336
Nov-97                 12,694                    12,738                  12,449                             12,410
Dec-97                 12,879                    12,961                  12,644                             12,608
Jan-98                 13,012                    13,098                  12,773                             12,731
Feb-98                 13,016                    13,097                  12,766                             12,729
Mar-98                 13,028                    13,122                  12,765                             12,732
Apr-98                 12,969                    13,028                  12,679                             12,649
May-98                 13,174                    13,259                  12,899                             12,864
Jun-98                 13,226                    13,333                  12,949                             12,917
Jul-98                 13,259                    13,368                  12,973                             12,943
Aug-98                 13,464                    13,643                  13,192                             13,163
Sep-98                 13,632                    13,834                  13,389                             13,361
Oct-98                 13,631                    13,770                  13,343                             13,315
Nov-98                 13,679                    13,843                  13,396                             13,375
Dec-98                 13,714                    13,853                  13,401                             13,384
Jan-99                 13,877                    14,019                  13,550                             13,532
Feb-99                 13,816                    13,955                  13,480                             13,465
Mar-99                 13,835                    13,970                  13,501                             13,490
Apr-99                 13,870                    13,980                  13,520                             13,510
May-99                 13,789                    13,873                  13,413                             13,404
Jun-99                 13,591                    13,614                  13,190                             13,184
Jul-99                 13,641                    13,623                  13,211                             13,210
Aug-99                 13,531                    13,446                  13,041                             13,045
Sep-99                 13,537                    13,418                  13,028                             13,036
Oct-99                 13,390                    13,119                  12,801                             12,810
Nov-99                 13,533                    13,222                  12,931                             12,939
Dec-99                 13,432                    13,130                  12,785                             12,803
Jan-00                 13,373                    13,037                  12,694                             12,713
Feb-00                 13,529                    13,254                  12,904                             12,920
Mar-00                 13,824                    13,563                  13,246                             13,252
Apr-00                 13,743                    13,464                  13,124                             13,132
May-00                 13,671                    13,414                  13,053                             13,066
Jun-00                 14,033                    13,833                  13,438                             13,443
Jul-00                 14,229                    14,068                  13,657                             13,660
Aug-00                 14,448                    14,345                  13,951                             13,956
Sep-00                 14,373                    14,272                  13,871                             13,869
Oct-00                 14,530                    14,431                  13,995                             13,996
Nov-00                 14,639                    14,562                  14,099                             14,099
Dec-00                 15,001                    15,014                  14,457                             14,462
Jan-01                 15,150                    14,986                  14,520                             14,523
Feb-01                 15,198                    15,050                  14,563                             14,570
Mar-01                 15,334                    15,194                  14,658                             14,664
Apr-01                 15,168                    14,820                  14,361                             14,377
May-01                 15,331                    14,979                  14,535                             14,554
Jun-01                 15,434                    15,067                  14,627                             14,647
Jul-01                 15,662                    15,356                  14,871                             14,890
Aug-01                 15,920                    15,782                  15,255                             15,271
Sep-01                 15,867                    15,672                  15,164                             15,176
Oct-01                 16,056                    15,808                  15,327                             15,336
Nov-01                 15,921                    15,690                  15,178                             15,198
Dec-01                 15,770                    15,507                  14,993                             15,027
Jan-02                 16,044                    15,681                  15,208                             15,236
Feb-02                 16,237                    15,857                  15,377                             15,403
Mar-02                 15,919                    15,530                  15,007                             15,051
Apr-02                 16,230                    15,780                  15,275                             15,315
May-02                 16,328                    15,875                  15,391                             15,430
Jun-02                 16,501                    15,992                  15,515                             15,550
Jul-02                 16,713                    16,171                  15,690                             15,725
Aug-02                 16,914                    16,444                  15,912                             15,948
Sep-02                 17,285                    16,915                  16,339                             16,374
Oct-02                 16,998                    16,430                  15,897                             15,934
Nov-02                 16,927                    16,390                  15,850                             15,890
Dec-02                 17,285                    16,795                  16,188                             16,225
Jan-03                 17,241                    16,680                  16,043                             16,089
Feb-03                 17,482                    17,014                  16,290                             16,337
Mar-03                 17,492                    17,027                  16,280                             16,325
Apr-03                 17,608                    17,211                  16,415                             16,463
May-03                 18,020                    17,670                  16,823                             16,866
Jun-03                 17,944                    17,457                  16,687                             16,731
Jul-03                 17,316                    16,712                  16,029                             16,093
Aug-03                 17,445                    16,915                  16,141                             16,200
Sep-03                 17,958                    17,363                  16,615                             16,666

                                   [END CHART]

                       DATA FROM 9/30/93 THROUGH 9/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper California Municipal Debt Funds Average, an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]     ROBERT R. PARISEAU, CFA
                                  USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 Your USAA California Bond Fund provided a total return of 1.97% versus an average of 1.93% for the 128 funds in the Lipper California Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 2.09% return for the Lipper California Municipal Debt Funds Index.

                 The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 4.42%, well above the 4.10% Lipper average. A long-term realized capital gain distribution of $0.0433 cents per share was paid on July 18, 2003.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE
                 FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                     * * * *

             THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
         RATING(TM) OF 4 STARS IN THE MUNICIPAL CALIFORNIA LONG-TERM BOND
                   FUND CATEGORY (124 FUNDS IN CATEGORY) AS OF
                               SEPTEMBER 30, 2003.

                 With respect to the municipal California long-term bond funds, the USAA California Bond Fund received a Morningstar Rating of 4 stars for each of the three-, five-, and 10-year periods among 124, 107, and 60 funds, respectively, through September 30, 2003.

     [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
           TOTAL RETURN           CONSISTENT RETURN              EXPENSE

                 The Fund also is listed as a Lipper Leader for total return, consistent return, and expense within the Lipper California Municipal Debt Funds category for the three-year period ending September 30, 2003.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2003. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA CALIFORNIA BOND FUND IN LIPPER'S CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 107 FUNDS, FOR 5 YEARS AMONG 90 FUNDS, AND FOR 10 YEARS AMONG 50 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 104 FUNDS, FOR 5 YEARS AMONG 87 FUNDS, AND FOR 10 YEARS AMONG 43 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 169 FUNDS, FOR 5 YEARS AMONG 142 FUNDS, AND FOR 10 YEARS AMONG 72 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Despite the Federal Reserve Board's (the Fed's) efforts, U.S. economic growth continues to suffer a hangover from the excess capacity of the late 1990s. Job losses persist despite tentative signs that the long-awaited recovery is taking hold. During the period, a mixed bag of economic statistics triggered considerable interest-rate volatility.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. During the period, strategy adjustments have boosted performance. I reduced the Fund's dollar-weighted average portfolio maturity (WAM) to 17.3 years and increased average credit quality.

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE PORTFOLIO?

                 The budget passage in late July was a step in the right direction, but until the state Legislature adopts a viable, long-term financial plan that satisfies the credit rating agencies, the credit standing of California state obligations will remain at risk. Achieving a timely solution to the state's fiscal crisis will depend upon the level of cooperation and statesmanship between the Legislature and Governor-elect Schwarzenegger. The state's general obligation bonds are currently rated A3 by Moody's Investors Service (negative outlook), BBB by Standard & Poor's Ratings (stable outlook), and A by Fitch Ratings (watch negative). These ratings are the lowest in California's credit rating history.

                 Fortunately, the Fund's overall credit profile is very conservative, with a weighted-average credit rating of AA+. All of the state general obligation bonds held by the Fund are insured and rated AAA.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Of course, we will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

WHAT IS THE OUTLOOK?

                 I believe the U.S. economy has turned the corner. However, due to worldwide excess capacity and weak overseas economies, growth will be slower than investors would like. I expect interest rates to remain volatile as the economy accelerates. Fortunately, inflationary pressures are generally benign because most industries have little room to raise prices to their customers.

                 Short-term rates have fallen to historical lows -- especially compared to long-term rates, which have fallen far less. Consequently, they may increase more than long-term rates once the Fed begins to raise rates. If the Fed delays raising short-term rates until next summer, longer maturities may perform relatively well, rewarding investors with considerably higher income over time.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA California Bond Fund's closing 30-day SEC yield of 3.70%,
and assuming a California state tax rate of:    8.00%    9.30%    9.30%    9.30%
and marginal federal tax rates of:             25.00%   28.00%   33.00%   35.00%
A FULLY TAXABLE INVESTMENT MUST PAY:            5.36%    5.67%    6.09%    6.28%


                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
---------------------------------------------------

General Obligation                            24.8%

Water/Sewer Utility                           13.1%

Real Estate Tax/Fee                            8.3%

Electric/Gas Utility                           7.6%

Education                                      7.4%

Hospital                                       7.2%

Special Assessment/Tax/Fee                     5.6%

Multifamily Housing                            4.0%

Escrowed/Prerefunded Bonds                     3.9%

Airport/Port                                   3.8%
---------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

      PORTFOLIO RATINGS MIX
            9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             75%
A                               15%
BBB                              5%
AA                               3%
ST1/ST2                          2%

        [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AA and BBB account for 0.9% and 0.3%, respectively, of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-23.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)    Escrowed to final maturity.
                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP      Certificate of Participation
                 GO       General Obligation
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.1%)

              CALIFORNIA (90.0%)
$   2,835     Anaheim Public Financing Auth. RB,
                Series 2002B (INS)                                    5.25%     10/01/2018     $  3,091
    4,500     Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                    5.20       1/01/2027        4,597
   17,700     Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)                  6.20      11/01/2029       18,884
    2,250     Chaffey Community College District GO,
                Series 2002A (INS)                                    5.25       7/01/2022        2,392
    5,995     Chaffey Joint Union High School District GO,
                Series 1998C (INS)                                    5.38       5/01/2023        6,392
    2,200     Chino Valley Unified School District GO,
                Series 2002A (INS)                                    5.38       8/01/2019        2,419
    5,000     Coronado Community Development Agency
                Tax Allocation Bonds, Series 2000 (INS)               5.60       9/01/2030        5,409
    5,000     Department of Water Resources RB,
                Series A (INS)                                        5.50       5/01/2016        5,597
              East Bay Municipal Utility District RB,
    6,410       Series 2001 (INS)                                     5.00       6/01/2019        6,776
    7,300       Series 2001 (INS)                                     5.00       6/01/2020        7,646
    4,910     Eastern Municipal Water District COP,
                Series 2001A (INS)                                    5.00       7/01/2018        5,222
              Educational Facilities Auth. RB,
    9,000       Series 1994 (National Univ.) (INS)                    6.20       5/01/2021        9,435
    5,820       Series 1995 (Redlands Univ.) (PRE)                    6.00      10/01/2025        6,497
    2,195       Series 1995 (Redlands Univ.)                          6.00      10/01/2025        2,415
    8,050       Series 1995A (California Education Pool)              5.60      12/01/2020        8,395
    6,000       Series 2000 (Univ. of the Pacific) (INS)              5.75      11/01/2030        6,567
    8,000       Series N (Stanford Univ.)                             5.20      12/01/2027        8,243
    5,945     Escondido COP, Series 2000A (INS)                       5.75       9/01/2030        6,561
              Fairfield-Suisun Unified School District GO,
    1,855       Series 2002 (INS)                                     5.25       8/01/2019        2,020
    1,955       Series 2002 (INS)                                     5.25       8/01/2020        2,111
    2,025       Series 2002 (INS)                                     5.25       8/01/2021        2,169
    2,000     Fontana Unified School District GO,
                Series 1990D (INS)                                    5.75       5/01/2022        2,239
    1,500     Fresno Airport RB, Series 2000A (INS)                   5.50       7/01/2030        1,600

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   1,981     Fresno COP, Series 1991                                 8.50%      5/01/2016     $  1,985
              Garden Grove Agency Community
                Development Tax Allocation Bonds,
    2,560       Series 2003 (Garden Grove Community
                Project) (INS)                                        5.38      10/01/2017        2,858
    2,700       Series 2003 (Garden Grove Community
                Project) (INS)                                        5.38      10/01/2018        2,993
    1,420       Series 2003 (Garden Grove Community
                Project) (INS)                                        5.38      10/01/2019        1,562
    1,650     Glendora Unified School District GO,
                Series 2000A (INS)                                    5.38       9/01/2025        1,745
              Health Facilities Financing Auth. RB,
    3,175       Series 1992A (Scripps Memorial
                Hospital) (INS)                                       6.38      10/01/2022        3,289
    2,000       Series 1994 (St. Pauls Episcopal Home)
                (NBGA)                                                6.50       9/01/2014        2,125
    5,000       Series 1994A (Scripps Research Institute)             6.63       7/01/2018        5,278
    1,000       Series 1997A (Sunny View) (NBGA)                      5.50       1/01/2019        1,043
    1,250       Series 1998B (Kaiser Permanente)                      5.00      10/01/2020        1,266
    4,180     Hollister Joint Powers Financing Auth.
                RB (INS)                                              5.90      12/01/2023        4,295
              Housing Finance Agency Home Mortgage RB,
    2,085       Series 1994A                                          6.55       8/01/2026        2,151
    2,680       Series L (INS)                                        5.15       8/01/2017        2,818
    3,000     Housing Finance Agency MFH RB,
                Series 1996A (INS)                                    6.05       8/01/2027        3,139
    5,455     Imperial Beach MFH RB, Series 1995A                     6.45       9/01/2025        5,695
              Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)              5.63       7/01/2020        1,098
    1,250       Series 2000 (Scripps Research Institute)              5.75       7/01/2030        1,340
    4,105       Series 2002 (State Revolving Fund)                    5.00      10/01/2018        4,389
    1,335     Little Lake City School District GO,
                Series 2000B (INS)                                    5.25       7/01/2022        1,419
              Los Angeles Department of Water and
                Power RB,
   10,000       Series 2001A (INS)                                    5.25       7/01/2018       10,929
    2,500       Series 2003B (INS)                                    5.13       7/01/2018        2,707
    1,230       Series 2003B (INS)                                    5.13       7/01/2019        1,322

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              Los Angeles Unified School District GO,
$   3,000       Series 2003A (INS)                                    5.25%      7/01/2019     $  3,266
    9,320       Series 2003A (INS)                                    5.25       7/01/2020       10,061
    4,100       Series E (Election of 1997) (INS)                     5.50       7/01/2017        4,587
    6,000       Series E (Election of 1997) (INS)                     5.50       7/01/2018        6,671
    1,125     Los Gatos-Saratoga Joint Union High
                School District GO, Series B (INS)                    5.25      12/01/2025        1,173
              Menlo Park Community Development Agency
                Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                     5.45       6/01/2021        2,724
    6,390       Series 2000 (INS)                                     5.50       6/01/2025        6,845
    4,030     Mt. San Antonio Community College
                District GO, Series A (INS)                           5.38       5/01/2022        4,326
   15,200     Oakland Unified School District GO,
                Series 2000F (INS)                                    5.50       8/01/2024       16,317
              Orange County Water District COP,
    1,000       Series 2003B (INS)                                    5.38       8/15/2020        1,090
    1,780       Series 2003B (INS)                                    5.38       8/15/2022        1,911
    2,695     Palos Verdes Peninsula Unified School
                District GO, Series A (INS)                           5.25      11/01/2020        2,904
   10,325     Pleasanton Joint Powers Financing Auth. RB,
                Series 1993A                                          6.15       9/02/2012       10,568
    2,000     Port of Oakland RB, Series 2002M (INS)                  5.25      11/01/2020        2,150
    5,000     Poway Redevelopment Agency Tax
                Allocation RB, Series 2000 (INS)                      5.75       6/15/2033        5,534
   13,400     Riverside County Public Financing Auth.
                Tax Allocation RB, Series 1997A                       5.63      10/01/2033       13,534
    2,825     Sacramento County Airport Systems RB,
                Series 2002A (INS)                                    5.25       7/01/2022        2,988
   20,225     Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (INS)                   5.63      12/01/2030       21,958
              Sacramento Financing Auth. RB (MLO),
    5,680       Series 2002A (City Hall) (INS)                        5.25      12/01/2016        6,282
    3,575       Series 2002A (City Hall) (INS)                        5.25      12/01/2017        3,928
    2,935       Series 2002A (City Hall) (INS)                        5.38      12/01/2021        3,164
    6,000     Sacramento Power Auth. RB, Series 1995                  6.00       7/01/2022        6,265
              Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                    5.25       8/15/2021        2,567
    1,000       Series 2002Q (INS)                                    5.25       8/15/2022        1,059

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   7,040     San Diego MFH RB, Series 1995A                          6.45%      5/01/2025     $  7,321
   18,000     San Francisco Bay Area Rapid Transit RB,
                Series 1999 (INS)                                     5.50       7/01/2029       19,205
              San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                            5.63       5/01/2025        3,468
    8,845       2nd Series-Issue 24B (INS)                            5.63       5/01/2030        9,595
    5,000       2nd Series-Issue 29B (INS)                            5.13       5/01/2017        5,451
    6,220     San Jose Financing Auth. Lease RB (MLO),
                Series 2002B (Civic Center Project) (INS)             5.25       6/01/2020        6,669
              San Jose GO,
    2,365       Series 2001 (INS)                                     5.10       9/01/2020        2,506
    2,000       Series 2001 (Library & Parks Project) (INS)           5.10       9/01/2021        2,089
    5,070     San Jose MFH RB, Series 1992A                           4.95       4/01/2012        5,315
   14,000     Santa Ana Unified School District GO,
                Series 2000 (INS)                                     5.70       8/01/2029       15,343
   11,215     Santa Clara Valley Water District RB,
                Series 2000A (INS)                                    5.63       2/01/2025       12,154
   12,455     Southern California Public Power Auth. RB,
                Series 1989 (LOC)                                     6.00       7/01/2018       12,473
              State Department Water Resources Power
                Supply RB,
    8,000       Series A (INS)                                        5.75       5/01/2017        9,100
    5,000       Series A (INS)                                        5.38       5/01/2022        5,323
    3,000     State Department Water Resources Water
                RB, Series W (INS)                                    5.25      12/01/2022        3,176
              State GO,
    7,000       Series 1999 (INS)                                     5.50       9/01/2024        7,380
   10,000       Series 1999 (INS)                                     5.88      10/01/2026       11,039
   27,825       Series 2000 (INS)                                     5.75       3/01/2030       29,865
    3,470     State Univ. Systemwide RB,
                Series 2003A (INS)                                    5.25      11/01/2021        3,711
    5,420     Statewide Communities Development
                Auth. COP, Lutheran Homes (ETM)                       5.75      11/15/2021        6,089
              Statewide Communities Development
                Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                      5.50      11/01/2032        8,107

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON            FINAL      MARKET
   AMOUNT     SECURITY                                                RATE         MATURITY       VALUE
-------------------------------------------------------------------------------------------------------
$   5,000       Series 2002A (Univ. Irving Apt.) (INS)                5.50%       8/01/2022    $  5,211
    2,000       Series B (Hospital Monterey
                Peninsula) (INS)                                      5.25        6/01/2023       2,085
   20,080     Suisun City Public Financing Auth. RB,
                Series 1998A                                          5.37(a)    10/01/2033       3,746
              Univ. of California RB,
    4,000       Series 1996 (PRE)(INS)                                5.75        7/01/2024       4,518
    5,000       Series 2003A (INS)                                    5.13        5/15/2017       5,452
    5,000       Series 2003A (INS)                                    5.13        5/15/2018       5,410
              Upland Unified School District GO Bonds,
      305       Series B (INS)                                        4.70        8/01/2014         330
      845       Series B (INS)                                        4.80        8/01/2015         911
      500       Series B (INS)                                        5.00        8/01/2016         544
   14,675     Vallejo Sanitation and Flood Control COP,
                Series 1993 (INS)                                     5.00        7/01/2019      16,026
    4,250     Ventura County Community College
                District GO, Series 2002A (INS)                       5.50        8/01/2023       4,603
              Washington Township Health Care
                District RB,
   11,000       Series 1993                                           5.50        7/01/2018      11,192
    7,845       Series 1993                                           5.25        7/01/2023       7,896
    7,085       Series 1999                                           5.13        7/01/2023       7,129
    1,515     Watsonville Hospital RB,
                Series 1996A (ETM)                                    6.20        7/01/2012       1,820
              Westlands Water District Revenue COP,
    3,095       Series 2002A (INS)                                    5.25        9/01/2020       3,337
    2,260       Series 2002A (INS)                                    5.25        9/01/2021       2,416
    3,430       Series 2002A (INS)                                    5.25        9/01/2022       3,641

              PUERTO RICO (6.1%)
              Commonwealth GO,
    4,500       Series 2001 (INS)                                     5.00        7/01/2023       4,650
   14,475       Series 2001B (INS)                                    5.00        7/01/2021      15,151
   10,500     Electric Power Auth. RB, Refunding Bonds
                Series Z (INS)                                        5.25        7/01/2021      11,062
              Highway and Transportation Auth. RB,
    1,500       Series G (INS)                                        5.25        7/01/2017       1,683
    1,000       Series G (INS)                                        5.25        7/01/2019       1,104
    6,600       Series Y (PRE)(INS)                                   5.50        7/01/2026       7,436
                                                                                               --------
              Total fixed-rate instruments (cost: $607,112)                                     646,727
                                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              PUT BOND (0.5%)

              CALIFORNIA
$   3,000     Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente)
                (cost: $3,000)                                        4.70%     11/01/2036     $  3,227
                                                                                               --------
              VARIABLE-RATE DEMAND NOTES (2.2%)

              CALIFORNIA
    5,400     Association of Bay Area Governments
                Finance Auth. RB, Series 2002 (LOC)                   1.22      11/15/2031        5,400
    2,600     Irvine Improvement Bonds, Assessment
                District 87-8 (LOC)                                   1.20       9/02/2024        2,600
              State Financing Auth. PCRB,
    5,800       Series 1996E (LOC)                                    1.27      11/01/2026        5,800
      800       Series 1996F (LOC)                                    1.27      11/01/2026          800
                                                                                               --------
              Total variable-rate demand notes (cost: $14,600)                                   14,600
                                                                                               --------

              TOTAL INVESTMENTS (COST: $624,712)                                               $664,554
                                                                                               ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $624,712)            $664,554
   Cash                                                                                      64
   Receivables:
      Interest                                                                            9,456
                                                                                       --------
         Total assets                                                                   674,074
                                                                                       --------

LIABILITIES

   Payables:
      Capital shares redeemed                                                                59
      Dividends on capital shares                                                           785
   Accrued management fees                                                                  223
   Accrued transfer agent's fees                                                             19
   Other accrued expenses and payables                                                       31
                                                                                       --------
         Total liabilities                                                                1,117
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $672,957
                                                                                       ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                     $632,241
   Accumulated net realized gain on investments                                             874
   Net unrealized appreciation of investments                                            39,842
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $672,957
                                                                                       ========
   Capital shares outstanding                                                            60,198
                                                                                       ========
   Authorized shares of $.01 par value                                                  140,000
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $  11.18
                                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                         $17,139
                                                                           -------

EXPENSES

   Management fees                                                           1,243
   Administrative and servicing fees                                           519
   Transfer agent's fees                                                       113
   Custodian's fees                                                             71
   Postage                                                                      13
   Shareholder reporting fees                                                   18
   Directors' fees                                                               4
   Registration fees                                                             1
   Professional fees                                                            18
   Other                                                                         7
                                                                           -------
      Total expenses                                                         2,007
   Expenses paid indirectly                                                     (1)
                                                                           -------
      Net expenses                                                           2,006
                                                                           -------
NET INVESTMENT INCOME                                                       15,133
                                                                           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain                                                           897
   Change in net unrealized appreciation/depreciation                       (2,681)
                                                                           -------
      Net realized and unrealized loss                                      (1,784)
                                                                           -------
   Increase in net assets resulting from operations                        $13,349
                                                                           =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                                    9/30/2003    3/31/2003
                                                                    ----------------------
FROM OPERATIONS

   Net investment income                                            $  15,133     $ 31,599
   Net realized gain on investments                                       897        4,167
   Change in net unrealized appreciation/depreciation
    of investments                                                     (2,681)      27,446
                                                                    ----------------------
     Increase in net assets resulting from operations                  13,349       63,212
                                                                    ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              (15,133)     (31,599)
   Net realized gains                                                  (2,677)           -
                                                                    ----------------------
     Distributions to shareholders                                    (17,810)     (31,599)
                                                                    ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                           34,776       74,120
   Dividend reinvestments                                              12,132       21,421
   Cost of shares redeemed                                            (70,155)     (87,426)
                                                                    ----------------------
     Increase (decrease) in net assets from capital
      share transactions                                              (23,247)       8,115
                                                                    ----------------------

   Net increase (decrease) in net assets                              (27,708)      39,728

NET ASSETS

   Beginning of period                                                700,665      660,937
                                                                    ----------------------
   End of period                                                    $ 672,957     $700,665
                                                                    ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                          3,092        6,711
   Shares issued for dividends reinvested                               1,082        1,931
   Shares redeemed                                                     (6,277)      (7,913)
                                                                    ----------------------
     Increase (decrease) in shares outstanding                         (2,103)         729
                                                                    ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                    an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million:

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $59,293,000 and $78,127,000, respectively.

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $40,258,000 and $416,000, respectively, resulting in net unrealized appreciation of $39,842,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category.

                 The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2003, the Fund's effective base fee was 0.31% of the Fund's average net assets.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,243,000, which included a performance adjustment of $161,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $519,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $113,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                   NET REALIZED
                                                      COST TO         GAIN TO
      SELLER                   PURCHASER             PURCHASER        SELLER
-------------------------------------------------------------------------------
USAA Long-Term Fund    USAA California Bond Fund     $6,554,000       $170,000

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED
                                               SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                                               ----------------------------------------------------------------------------
                                                   2003            2003          2002          2001        2000        1999
                                               ----------------------------------------------------------------------------
Net asset value at beginning of period         $  11.25        $  10.73      $  11.03      $  10.38    $  11.29    $  11.17
                                               ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .25             .51           .53           .56         .58         .59
   Net realized and unrealized gain (loss)         (.03)            .52          (.30)          .65        (.91)        .12
                                               ----------------------------------------------------------------------------
Total from investment operations                    .22            1.03           .23          1.21        (.33)        .71
                                               ----------------------------------------------------------------------------
Less distributions:
   From net investment income                      (.25)           (.51)         (.53)         (.56)       (.58)       (.59)
   From realized capital gains                     (.04)              -             -             -           -           -
                                               ----------------------------------------------------------------------------
Total distributions                                (.29)           (.51)         (.53)         (.56)       (.58)       (.59)
                                               ----------------------------------------------------------------------------
Net asset value at end of period               $  11.18        $  11.25      $  10.73      $  11.03    $  10.38    $  11.29
                                               ============================================================================
Total return (%)*                                  1.97            9.74          2.20         12.05       (2.91)       6.46
Net assets at end of period (000)              $672,957        $700,665      $660,937      $663,237    $576,707    $641,653
Ratio of expenses to average net assets (%)**       .58(a,b)        .54(b)        .49(b)        .39         .39         .39
Ratio of net investment income to average
 net assets (%)**                                  4.37(a)         4.58          4.84          5.31        5.43        5.21
Portfolio turnover (%)                             8.96           25.61         38.84         33.06       48.46        7.20

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were $692,072,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                      -               -          (.02%)         N/A         N/A         N/A

 N O T E S
==========----------------------------------------------------------------------

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

36

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39600-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.